Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
25.	Subsequent events

On May 4, 2022, the Company announced a 1-for-30 reverse split of its Common Stock, which began to trade on Nasdaq on May 4, 2022 on a split adjusted basis. The authorized share capital of the company will be US$50,000 divided into 16,666,667 ordinary shares of a nominal or par value of US$0.003 each. As of May 4, 2022 and immediately prior to the effective date, there were 341,142,844 ordinary shares outstanding. As a result of the Share Consolidation, there are 11,371,444 ordinary shares outstanding.